BORROWINGS - Long-term (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Long-term bank borrowings	¥ 1,390,440,838		¥ 2,141,402,299
Long-term financings associated with failed sale-leaseback transactions	2,116,045,087
Less: Current portion of long-term bank borrowings	(241,775,211)		(186,571,525)
Less: Current portion of financings associated with failed sale-leaseback transactions	(288,082,711)
Total long-term borrowings	1,586,187,165	$ 227,841,530	¥ 1,954,830,774
Financings Associated With Failed Sale Lease Back Transactions [Member]
Long-term financings associated with failed sale-leaseback transactions	725,604,249
Less: Current portion of financings associated with failed sale-leaseback transactions	¥ (288,082,711)